Share-Based Payments - Changes in Numbers of Outstanding Awards Under Our Cash-Settled Plans (Details) item in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€) item
SHARE-BASED PAYMENTS
Total carrying amount of liabilities | €	€ 1,030,000,000	€ 1,154,000,000
Total expense recognized | €	€ 674,000,000	€ 963,000,000	€ 678,000,000
LTI Plan 2016
SHARE-BASED PAYMENTS
Beginning of period	631	377
Granted	295	295
Exercised	0	0
Forfeited	0	(41)
End of period	926	631	377
Exercisable	0	0
Total carrying amount of liabilities | €	€ 30,000,000	€ 22,000,000
Total intrinsic value of vested awards | €	3,000,000	5,000,000
Total expense recognized | €	€ 8,000,000	€ 14,000,000	€ 7,000,000
LTI Plan 2015
SHARE-BASED PAYMENTS
Beginning of period	531	684
Granted	0	0
Adjustment based upon KPI target achievement	0	0
Exercised	(146)	(152)
Forfeited	0	0
End of period	385	531	684
Exercisable	0	0
Total carrying amount of liabilities | €	€ 35,000,000	€ 51,000,000
Total intrinsic value of vested awards | €	34,000,000	49,000,000
Weighted average share price for share options exercised in (in Euro per share) | €	88.27	84.94
Total expense recognized | €	€ (3,000,000)	€ 9,000,000	€ 7,000,000
SOP
SHARE-BASED PAYMENTS
Beginning of period	14,472	23,375
Granted	0	0
Exercised	(6,913)	(7,769)
Forfeited	(473)	(1,134)
End of period	7,086	14,472	23,375
Exercisable	7,086	4,948
Total carrying amount of liabilities | €	€ 146,000,000	€ 354,000,000
Total intrinsic value of vested awards | €	137,000,000	172,000,000
Weighted average share price for share options exercised in (in Euro per share) | €	100.61	91.13
Total expense recognized | €	€ 43,000,000	€ 221,000,000	€ 183,000,000
RSU
SHARE-BASED PAYMENTS
Beginning of period	13,520	10,901
Granted	8,512	7,835
Adjustment based upon KPI target achievement	49	(124)
Exercised	(5,840)	(4,388)
Forfeited	(977)	(704)
End of period	15,264	13,520	10,901
Exercisable	0	0
Total carrying amount of liabilities | €	€ 774,000,000	€ 708,000,000
Total intrinsic value of vested awards | €	0	0
Weighted average share price for share options exercised in (in Euro per share) | €	88.67	90.91
Total expense recognized | €	€ 611,000,000	€ 712,000,000	€ 458,000,000